Share Capital - Canopy Growth - Acquisitions - Summary of Equity Issuances Related to Acquisitions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	18,293,872	4,515,879
Acquisition related share issuance's	$ 947,470	$ 30,248
Acquisition related share based reserve	31,836	689
Issuance of shares from acquisitions	$ 979,306	$ 32,240
Spectrum Colombia Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	1,193,237
Acquisition related share issuance's	$ 46,018
D C L Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	666,362
Acquisition related share issuance's	$ 24,644
Acquisition related share based reserve	$ 1,956
Annabis Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	50,735
Acquisition related share issuance's	$ 1,558
Hiku Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	7,943,123
Issuance of shares from acquisitions	$ 543,616
Ebbu Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	5,275,005
Acquisition related share based reserve	$ 29,880
Issuance of shares from acquisitions	$ 233,802
C H I Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	3,076,941
Issuance of shares from acquisitions	$ 97,832
Vert Medical Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	88,469
RTrees Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares		3,494,505
Acquisition related share issuance's		$ 28,026
Acquisition related share based reserve		$ 1,079
Spot Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares		111,669
Acquisition related share issuance's		$ 984
Green Hemp Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares		24,577
Acquisition related share issuance's		$ 848
MedCann Access
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Acquisition related share based reserve		$ (390)
Shares released from escrow related to the acquisition, shares		240,678
Shares released from escrow related to the acquisition		$ 390
Hemp
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow related to the acquisition, shares		129,016
Spektrum Cannabis Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow related to the acquisition, shares		367,981
Vert Medical
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow related to the acquisition, shares		147,453